Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Invesco Actively Managed Exchange-Traded Commodity Fund Trust
Entity Central Index Key	0001595386
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000138493 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Class Name	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Trading Symbol	PDBC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	$45	0.44%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, commodities performed positively, led by strong gains in metals but offset by losses in agricultural commodities and crude oil. Precious metals, mainly gold, were supported by strong central bank and ETP investment demand amid heightened geopolitical and economic uncertainty. Interest income from the Fund's collateral holdings also added positive performance.
• For the fiscal year ended October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 5.14%. During the same time period, the DBIQ Optimum Yield Diversified Commodity Index Excess Return returned 4.03%.
What contributed to performance?
Commodity Sector |  Precious metals was the strongest contributing sector, with both gold and silver gaining.
What detracted from performance?
Commodity Sector |  Agriculture was the top detracting sector, led lower by sugar, wheat, and corn.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF — NAV Return	5.14%	14.36%	5.25%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%
Bloomberg Global Aggregate Index	5.69%	-1.63%	1.10%
DBIQ Optimum Yield Diversified Commodity Index Excess Return	4.03%	12.44%	4.25%
DBIQ Optimum Yield Diversified Commodity Index Total Return	8.55%	16.06%	6.52%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 4,506,579,082
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 19,559,592
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$4,506,579,082
Total number of portfolio holdings	24
Total advisory fees paid	$19,559,592

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Risk allocation by sector*
(% of net assets)
Energy	54.6%
Agriculture	18.6%
Precious Metals	13.7%
Base Metals	13.1%
* Based on notional value of futures contracts.
Security type allocation
(% of net assets)

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective November 10, 2025, the Fund modified its principal investment strategies to describe changes made to the DBIQ Optimum Yield Diversified Commodity Index Excess Return (the "Benchmark"), an index that the Fund utilizes in implementing its investment strategy. The changes to the Benchmark were implemented by Deutsche Bank AG, the index provider that sponsors the Benchmark.

Material Fund Change Strategies [Text Block]
Effective November 10, 2025, the Fund modified its principal investment strategies to describe changes made to the DBIQ Optimum Yield Diversified Commodity Index Excess Return (the "Benchmark"), an index that the Fund utilizes in implementing its investment strategy. The changes to the Benchmark were implemented by Deutsche Bank AG, the index provider that sponsors the Benchmark.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000234823 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Class Name	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Trading Symbol	EVMT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF	$47	0.44%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.44%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, electric vehicle metals performed positively. Gains were led by cobalt, with prices soaring after the Democratic Republic of Congo (DRC) temporarily banned exports, but were partially offset by losses in nickel and lithium. Aluminum and copper also gained on a tighter supply outlook and tariff fears. Interest income from the Fund's collateral holdings also added positive performance.
• For the fiscal year ended October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 15.82%. During the same time period, the S&P GSCI Electric Vehicle Metals Excess Return Index returned 11.64%.
What contributed to performance?
Positions |  Cobalt contracts, followed by copper and aluminum contracts, respectively.
What detracted from performance?
Positions |  Nickel contracts, followed by lithium contracts.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (4/27/22)
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF — NAV Return	15.82%	-11.97%
MSCI ACWI Index (Net)	22.64%	14.94%
Bloomberg Global Aggregate Index	5.69%	1.40%
S&P GSCI Electric Vehicle Metals Excess Return Index	11.64%	-16.57%
S&P GSCI Electric Vehicle Metals Total Return Index	16.50%	-12.74%

Performance Inception Date	Apr. 27, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 7,862,186
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 32,066
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$7,862,186
Total number of portfolio holdings	10
Total advisory fees paid	$32,066

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Risk allocation by base metal*
(% of net assets)
Nickel	26.6%
Aluminum	24.8%
Copper	24.2%
Cobalt	15.4%
Iron Ore	5.7%
Lithium	3.3%
* Based on notional value of futures contracts.
Security type allocation
(% of net assets)

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]	The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000237566 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Agriculture Commodity Strategy No K-1 ETF
Class Name	Invesco Agriculture Commodity Strategy No K-1 ETF
Trading Symbol	PDBA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Agriculture Commodity Strategy No K-1 ETF (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Agriculture Commodity Strategy No K-1 ETF	$45	0.43%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, agricultural commodities performed positively, led by gains in coffee and cattle, but offset by losses in sugar and grains. Coffee prices gained on persistent adverse weather driving supply concerns, while the opposite took place for sugar. Interest income from the Fund's collateral holdings also added positive performance.
• For the fiscal year ended October 31, 2025, on a net asset value ("NAV") basis, the Fund returned 8.07%. During the same time period, the DBIQ Diversified Agriculture Index Excess Return returned 4.32%.
What contributed to performance?
Positions |  Coffee contracts, followed by live cattle and feeder cattle contracts, respectively.
What detracted from performance?
Positions |  Sugar contracts, followed by corn and wheat contracts, respectively.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (8/24/22)
Invesco Agriculture Commodity Strategy No K-1 ETF — NAV Return	8.07%	11.45%
MSCI ACWI Index (Net)	22.64%	17.39%
Bloomberg Global Aggregate Index	5.69%	3.09%
DBIQ Diversified Agriculture Index Excess Return	4.32%	7.03%
DBIQ Diversified Agriculture Index Total Return	8.85%	12.23%
S&P GSCI Agriculture Index - TR	0.00%	-4.31%

Performance Inception Date	Aug. 24, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 63,161,529
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 273,657
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$63,161,529
Total number of portfolio holdings	13
Total advisory fees paid	$273,657

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Risk allocation by agriculture commodity*
(% of net assets)
Coffee	17.6%
Live Cattle	15.4%
Soybeans	12.0%
Cocoa	10.8%
Corn	10.6%
Sugar	8.4%
Lean Hogs	7.6%
Feeder Cattle	5.5%
KC Wheat	5.0%
Wheat	4.9%
Cotton	2.2%
* Based on notional value of futures contracts.
Security type allocation
(% of net assets)

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Effective November 10, 2025, the Fund modified its principal investment strategies to describe changes made to the DBIQ Diversified Agriculture Index Excess Return (the "Benchmark"), an index that the Fund utilizes in implementing its investment strategy. The changes to the Benchmark were implemented by Deutsche Bank AG, the index provider that sponsors the Benchmark.

Material Fund Change Strategies [Text Block]
Effective November 10, 2025, the Fund modified its principal investment strategies to describe changes made to the DBIQ Diversified Agriculture Index Excess Return (the "Benchmark"), an index that the Fund utilizes in implementing its investment strategy. The changes to the Benchmark were implemented by Deutsche Bank AG, the index provider that sponsors the Benchmark.

Material Fund Change Risks Change [Text Block]	The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.